Related Party Transaction - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Related party liability		$ 125,000	$ 125,000
Net related party transactions		$ 7,066	38,760	$ 43,975
Despegar outsourcing agreement [Member]
Related Party Transaction [Line Items]
Renewal of agreement for additional period term	1 year
Expedia [member]
Related Party Transaction [Line Items]
Maximum percentage of inventory outsourced		10.00%
Terminataion Fee		$ 125,000
Expedia [member] | Expedia amended and restated lodging outsourcing agreement and the despegar outsourcing agreement [Member]
Related Party Transaction [Line Items]
Related party liability		11,177	67,047
Net related party transactions		$ 7,066	$ 38,760	$ 43,975
Percentage of revenue		5.00%	7.00%	8.00%